INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Investment properties (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Investment properties	$ 3,792,238	$ 3,589,749